BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 28, 2024	Dec. 31, 2023
Current assets
Total current assets	$ 33,995,000	$ 32,891,000		$ 49,638,000
Total Assets	62,391,000	62,784,000		116,033,000
Current Liabilities
Accrued expenses	4,128,000	2,981,000		2,023,000
Total current liabilities	6,185,000	5,079,000		4,419,000
Total Liabilities	41,382,000	34,526,000		22,877,000
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	249,652,000	249,652,000	$ 249,652,000	249,652,000		$ 249,652,000
Shareholders' Deficit
Ordinary share, value	0	0
Additional paid-in capital	36,285,000	34,661,000		25,193,000
Accumulated deficit	(264,151,000)	(255,576,000)		(181,731,000)
Accumulated other comprehensive (loss) income	(743,000)	(445,000)		76,000
Treasury stock, at cost; 108,466 shares as of December 31, 2025, and 2024	(34,000)	(34,000)		(34,000)
Total Shareholders' Deficit	(228,643,000)	(221,394,000)	(165,499,000)	(156,496,000)		$ (111,253,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	62,391,000	62,784,000		116,033,000
Cartesian Growth Corporation III
Current assets
Cash	396,210	624,163		0
Prepaid insurance - current	112,307	112,307
Prepaid expenses	833	3,669		3,202
Total current assets	509,350	740,139		3,202
Deferred offering costs				263,676
Prepaid insurance - long term	9,359	37,435
Investments held in Trust Account	285,868,994	283,377,276		0
Total Assets	286,387,703	284,154,850		266,878
Current Liabilities
Accrued offering costs	75,000	75,000		242,872
Accrued expenses	1,312,305	759,869
Total current liabilities	1,387,305	834,869		284,498
Deferred underwriting fee	13,140,000	13,140,000
Total Liabilities	14,527,305	13,974,869		284,498
Commitments and Contingencies (Note 6)
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital				24,310
Accumulated deficit	(14,009,286)	(13,197,985)		(42,620)
Total Shareholders' Deficit	(14,008,596)	(13,197,295)	$ (38,069)	(17,620)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	286,387,703	284,154,850		266,878
Class A ordinary shares | Cartesian Growth Corporation III
Shareholders' Deficit
Ordinary share, value	0	0		0
Class A ordinary shares subject to redemption | Cartesian Growth Corporation III
Current Liabilities
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	285,868,994	283,377,276
Class B ordinary shares | Cartesian Growth Corporation III
Shareholders' Deficit
Ordinary share, value	$ 690	$ 690		$ 690